Consolidated Statements of Changes in Stockholder's Equity (Unaudited) - USD ($)	Preferred Stock Series A [Member]	Preferred Stock Series B [Member]	Preferred Stock Series C [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Noncontrolling Interest [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2020			$ 80.00	$ 154,832	$ 8,612,683	$ (23,052)	$ (8,916,893)	$ (172,350)
Beginning balance, shares at Dec. 31, 2020			79,610	154,832,335
Net loss							(421,862)	(421,862)
Non-controlling interest, net income (loss)						1,183		1,183
Ending balance, value at Mar. 31, 2021			$ 80	$ 157,782	9,054,733	(21,869)	(9,338,755)	(148,029)
Ending balance, shares at Mar. 31, 2021			79,610	157,782,335
Beginning balance, value at Dec. 31, 2020			$ 80.00	$ 154,832	8,612,683	(23,052)	(8,916,893)	(172,350)
Beginning balance, shares at Dec. 31, 2020			79,610	154,832,335
Net loss								(3,627,176)
Ending balance, value at Jun. 30, 2021			$ 160	$ 168,482	12,345,186	(6,892)	(12,544,069)	(37,133)
Ending balance, shares at Jun. 30, 2021			159,610	168,482,335
Beginning balance, value at Dec. 31, 2020			$ 80.00	$ 154,832	8,612,683	(23,052)	(8,916,893)	(172,350)
Beginning balance, shares at Dec. 31, 2020			79,610	154,832,335
Ending balance, value at Dec. 31, 2021			$ 240	$ 180,913	13,702,813	(19,665)	(13,859,006)	5,295
Ending balance, shares at Dec. 31, 2021			240,080	180,913,582
Beginning balance, value at Mar. 31, 2021			$ 80	$ 157,782	9,054,733	(21,869)	(9,338,755)	(148,029)
Beginning balance, shares at Mar. 31, 2021			79,610	157,782,335
Net loss							(3,205,314)	(3,205,314)
Non-controlling interest, net income (loss)						14,977		14,977
Issuance of Series C Preferred Stock			$ 90		339,570			339,660
Issuance of Series C Preferred Stock, shares			90,000
Conversion of Series C Preferred to common stock			$ (10)	$ 300	(290)
Conversion of Series C Preferred to Common stock, shares			(10,000)	300,000
Ending balance, value at Jun. 30, 2021			$ 160	$ 168,482	12,345,186	(6,892)	(12,544,069)	(37,133)
Ending balance, shares at Jun. 30, 2021			159,610	168,482,335
Beginning balance, value at Dec. 31, 2021			$ 240	$ 180,913	13,702,813	(19,665)	(13,859,006)	5,295
Beginning balance, shares at Dec. 31, 2021			240,080	180,913,582
Net loss							(150,205)	(150,205)
Non-controlling interest, net income (loss)						(2,889)		(2,889)
Stock based compensation					5,170			5,170
Issuance of Series C Preferred Stock			5		4,995			5,000
Conversion of Series C Preferred to common stock			(100)	3,000	(2,900)
Ending balance, value at Mar. 31, 2022			$ 145	$ 183,913	13,710,078	(22,554)	(14,009,211)	(137,629)
Ending balance, shares at Mar. 31, 2022			145,080	183,913,582
Beginning balance, value at Dec. 31, 2021			$ 240	$ 180,913	13,702,813	(19,665)	(13,859,006)	5,295
Beginning balance, shares at Dec. 31, 2021			240,080	180,913,582
Net loss								(556,844)
Issuance of Series C Preferred Stock, shares			5,000
Conversion of Series C Preferred to Common stock, shares			(100,000)	3,000,000
Ending balance, value at Jun. 30, 2022			$ 145	$ 185,520	13,881,508	(3,135)	(14,415,850)	(351,812)
Ending balance, shares at Jun. 30, 2022			145,080	185,520,582
Beginning balance, value at Mar. 31, 2022			$ 145	$ 183,913	13,710,078	(22,554)	(14,009,211)	(137,629)
Beginning balance, shares at Mar. 31, 2022			145,080	183,913,582
Net loss							(406,639)	(406,639)
Non-controlling interest, net income (loss)						19,419		19,419
Ending balance, value at Jun. 30, 2022			$ 145	$ 185,520	$ 13,881,508	$ (3,135)	$ (14,415,850)	$ (351,812)
Ending balance, shares at Jun. 30, 2022			145,080	185,520,582